Segments of Business and Geographic Areas - Depreciation and Amortization (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 148	$ 161	$ 300	$ 326	$ 644	$ 731	$ 746
Self Care
Segment Reporting Information [Line Items]
Depreciation and amortization					202	212	205
Skin Health and Beauty
Segment Reporting Information [Line Items]
Depreciation and amortization					247	305	325
Essential Health
Segment Reporting Information [Line Items]
Depreciation and amortization					$ 195	$ 214	$ 216